Transfers of Financial Assets - Transferred Assets with on-going Involvement I (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Carrying value [Member]
Loans
Securitization notes		€ 270	€ 3
Other		13	12
Total loans		284	15
Financial assets held at Fair Value through the P&L:
Securitization notes		0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap		36	47	[1]
Total financial assets at fair value through profit or loss		36	47
Total financial assets representing on-going involvement		320	61
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		67	64
Total financial liabilities representing on-going involvement		67	64
Fair value [Member]
Loans
Securitization notes		270	3
Other		13	12
Total loans		284	15
Financial assets held at Fair Value through the P&L:
Securitization notes		0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap		36	47	[1]
Total financial assets at fair value through profit or loss		36	47
Total financial assets representing on-going involvement		320	61
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		67	64
Total financial liabilities representing on-going involvement		67	64
Maximum Exposure to Loss [Member]
Loans
Securitization notes	[2]	270	57
Other	[2]	13	12
Total loans	[2]	284	69
Financial assets held at Fair Value through the P&L:
Securitization notes	[2]	0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap	[2]	36	47	[1]
Total financial assets at fair value through profit or loss	[2]	36	47
Total financial assets representing on-going involvement	[2]	320	116
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[2]	0	0
Total financial liabilities representing on-going involvement	[2]	€ 0	€ 0

[1]	Prior year numbers have been restated to reflect a reassessment of a transaction in 2017
[2]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities